Performance of Business Segments Based on Net Income (Loss) from Continuing Operations, before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 55,360	$ 30,257	$ 102,829	$ 64,090
Income (Loss) From Continuing Operations, Before Income Taxes	22,561	91,461	18,214	97,917
Total Assets	923,102		923,102		772,710
Operating Segments
Segment Reporting Information [Line Items]
Revenues	55,360	30,257	102,829	64,090
Inter-Segment Revenues
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Exploration and Production Equipment
Segment Reporting Information [Line Items]
Revenues	51,520	27,743	92,484	59,270
Income (Loss) From Continuing Operations, Before Income Taxes	22,339	90,548	16,272	96,451
Total Assets	910,354		910,354		766,599
Exploration and Production Equipment | Operating Segments
Segment Reporting Information [Line Items]
Revenues	51,520	27,743	92,484	59,270
Exploration and Production Equipment | Inter-Segment Revenues
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Field Services
Segment Reporting Information [Line Items]
Revenues	3,840	2,514	10,345	4,820
Income (Loss) From Continuing Operations, Before Income Taxes	552	1,141	2,715	1,739
Total Assets	15,568		15,568		12,166
Field Services | Operating Segments
Segment Reporting Information [Line Items]
Revenues	5,072	3,342	13,124	5,841
Field Services | Inter-Segment Revenues
Segment Reporting Information [Line Items]
Revenues	(1,232)	(828)	(2,779)	(1,021)
Intercompany Eliminations
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Income (Loss) From Continuing Operations, Before Income Taxes	(330)	(228)	(773)	(273)
Total Assets	(2,820)		(2,820)		(6,055)
Intercompany Eliminations | Operating Segments
Segment Reporting Information [Line Items]
Revenues	(1,232)	(828)	(2,779)	(1,021)
Intercompany Eliminations | Inter-Segment Revenues
Segment Reporting Information [Line Items]
Revenues	$ 1,232	$ 828	$ 2,779	$ 1,021